Schedule of accrued expenses and other payables (Details) (Parenthetical)	12 Months Ended
	Dec. 31, 2024 USD ($)	Dec. 31, 2024 SGD ($)	Dec. 31, 2023 SGD ($)
Payables and Accruals [Abstract]
Fees due to directors	$ 40,512	$ 55,348	$ 427,896
Professional fees	$ 180,000